Employee Benefits - Summary of Weighted Average Exercise Price For Both Share-based Payment Plans (Detail)	Jun. 30, 2022 shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 Options	Dec. 31, 2021 Units	Dec. 31, 2021 shares	Dec. 21, 2021 € / shares	Oct. 01, 2021 € / shares
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	11,789,093		8,880,029	8,880,029	8,838,015
Exercise price							€ 466.24
Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	6,583,174			7,253,823	7,253,823
Exercise price						€ 0.0021
Employee Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	1,438,954			1,626,206	1,584,192
Exercise price		€ 0.5				€ 0.0021